Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(4)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(2)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (In $M)	Pre-Tax Margin
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2025	$7,865,929	$8,031,122	$1,618,152	$1,671,652	169.53	239.15	$155.50	5.70%
2024	$5,426,566	$6,219,391	$1,829,348	$2,057,545	158.15	210.19	$73.30	4.60%
2023	$4,162,926	$5,062,657	$1,480,871	$1,736,423	133.76	168.08	$30.40	2.70%
2022	$3,940,313	$(1,589,146)	$1,722,672	$153,723	93.33	122.02	$162.30	7.60%
2021	$5,147,655	$10,064,576	$2,132,088	$3,589,953	168.55	128.40	$323.20	13.10%

(1)
Mr. Eppinger was the CEO for 2021, 2022, 2023, 2024, and 2025.

(2)
Messrs. Hisey, Steve Lessack, and John Killea and Ms. Tara Smith were non-CEO NEOs for 2021, and 2022. Mr. Hisey, Mr. Lessack, Ms. Smith, and Ms. Giddens were non-CEO NEOs for 2023. Mr. Hisey, Mr. Lessack, Ms. Giddens, and Mr. Rable were non-CEO NEOs for 2024. Mr. Hisey, Mr. Swed, Ms. Giddens, and Ms. Sheckler were non-CEO NEOs for 2025.

(3)
Peer Group used in 2025 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2026 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2025 and the criteria used to make such determinations.

Peer Group used in 2024 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2025 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2024 and the criteria used to make such determinations.
Peer Group used in 2023 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2024 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2023 and the criteria used to make such determinations.
Peer Group used in 2022 calculations, for fiscal year ended December 31, 2022, below:
American Equity Investment Life Holding Company	MGIC Investment Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation
State Auto Financial Corporation was removed from the 2022 peer group since it was taken private and is no longer publicly traded.
Peer Group used in 2021 calculations, for fiscal year ended December 31, 2021, below:
American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	Old Republic International Corporation
Argo Group International Holdings, Ltd.	ProAssurance Corporation
CNO Financial Group, Inc.	Radian Group Inc.
Employers Holdings, Inc.	RLI Corp.
Enstar Group Limited	Safety Insurance Group, Inc.
First American Financial Corporation	Selective Insurance Group, Inc.
Hilltop Holdings Inc.	State Auto Financial Corporation
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation
National General Holdings Corporation was removed from the 2021 peer group, as it was acquired and is no longer publicly traded.
(4)
The following table reflects the adjustments made to the Summary Compensation Table to determine Compensation Actually Paid.

	2025		2024		2023		2022		2021
Adjustments	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs
Summary Compensation Table Total	$7,865,929	$1,618,152	$5,426,566	$1,829,348	$4,162,926	$1,480,871	$3,940,313	$1,722,672	$5,147,655	$2,132,088
(-) Grant Date Fair Value of Stock Awards Granted in FY	$4,399,910	$582,530	$2,489,672	$764,037	$2,144,190	$602,729	$2,144,198	$786,920	$1,583,464	$533,345
(-) Grant Date Fair Value of Option Awards Granted in FY	$0	$0	$0	$0	$0	$0	$0	$58,070	$406,440	$120,859
(+) Stock Awards Granted in CFY and Unvested as of end of CFY	$4,322,395	$572,268	$2,734,830	$839,272	$3,080,733	$865,990	$1,422,695	$522,129	$2,371,330	$798,715
(+) Option Awards Granted in CFY and Unvested as of end of CFY	$0	$0	$0	$0	$0	$0	$0	$0	$1,254,522	$373,045
(+) Stock Awards Granted in Prior Years and Unvested as of end of CFY	$200,060	$47,960	$436,012	$118,462	$(685,382)	$(141,837)	$(1,154,548)	$(334,147)	$866,847	$141,439
(+) Option Awards Granted in Prior Years and Unvested as of end of CFY	$0	$0	$0	$0	$221,475	$51,955	$(2,806,312)	$(751,583)	$2,471,764	$639,508
(+) Stock Awards Granted in Prior Years and Vested during CFY	$42,648	$15,803	$69,646	$21,558	$24,358	$3,704	$(500,682)	$(67,164)	$(1,475)	$173,892
(+) Option Awards Granted in Prior Years and Vested during CFY	$0	$0	$42,009	$12,942	$402,738	$78,469	$(346,414)	$(93,194)	$(56,163)	$(14,531)
= Compensation Actually Paid	$8,031,122	$1,671,652	$6,219,391	$2,057,545	$5,062,657	$1,736,423	$(1,589,146)	$153,723	$10,064,576	$3,589,953

Company Selected Measure Name	Pre-Tax Margin
Named Executive Officers, Footnote
(1)
Mr. Eppinger was the CEO for 2021, 2022, 2023, 2024, and 2025.

(2)
Messrs. Hisey, Steve Lessack, and John Killea and Ms. Tara Smith were non-CEO NEOs for 2021, and 2022. Mr. Hisey, Mr. Lessack, Ms. Smith, and Ms. Giddens were non-CEO NEOs for 2023. Mr. Hisey, Mr. Lessack, Ms. Giddens, and Mr. Rable were non-CEO NEOs for 2024. Mr. Hisey, Mr. Swed, Ms. Giddens, and Ms. Sheckler were non-CEO NEOs for 2025.

Peer Group Issuers, Footnote
(3)
Peer Group used in 2025 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2026 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2025 and the criteria used to make such determinations.

Peer Group used in 2024 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2025 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2024 and the criteria used to make such determinations.
Peer Group used in 2023 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2024 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2023 and the criteria used to make such determinations.
Peer Group used in 2022 calculations, for fiscal year ended December 31, 2022, below:
American Equity Investment Life Holding Company	MGIC Investment Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation
State Auto Financial Corporation was removed from the 2022 peer group since it was taken private and is no longer publicly traded.
Peer Group used in 2021 calculations, for fiscal year ended December 31, 2021, below:
American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	Old Republic International Corporation
Argo Group International Holdings, Ltd.	ProAssurance Corporation
CNO Financial Group, Inc.	Radian Group Inc.
Employers Holdings, Inc.	RLI Corp.
Enstar Group Limited	Safety Insurance Group, Inc.
First American Financial Corporation	Selective Insurance Group, Inc.
Hilltop Holdings Inc.	State Auto Financial Corporation
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation
National General Holdings Corporation was removed from the 2021 peer group, as it was acquired and is no longer publicly traded.

PEO Total Compensation Amount	$ 7,865,929	$ 5,426,566	$ 4,162,926	$ 3,940,313	$ 5,147,655
PEO Actually Paid Compensation Amount	$ 8,031,122	6,219,391	5,062,657	(1,589,146)	10,064,576
Adjustment To PEO Compensation, Footnote
(4)
The following table reflects the adjustments made to the Summary Compensation Table to determine Compensation Actually Paid.

	2025		2024		2023		2022		2021
Adjustments	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs
Summary Compensation Table Total	$7,865,929	$1,618,152	$5,426,566	$1,829,348	$4,162,926	$1,480,871	$3,940,313	$1,722,672	$5,147,655	$2,132,088
(-) Grant Date Fair Value of Stock Awards Granted in FY	$4,399,910	$582,530	$2,489,672	$764,037	$2,144,190	$602,729	$2,144,198	$786,920	$1,583,464	$533,345
(-) Grant Date Fair Value of Option Awards Granted in FY	$0	$0	$0	$0	$0	$0	$0	$58,070	$406,440	$120,859
(+) Stock Awards Granted in CFY and Unvested as of end of CFY	$4,322,395	$572,268	$2,734,830	$839,272	$3,080,733	$865,990	$1,422,695	$522,129	$2,371,330	$798,715
(+) Option Awards Granted in CFY and Unvested as of end of CFY	$0	$0	$0	$0	$0	$0	$0	$0	$1,254,522	$373,045
(+) Stock Awards Granted in Prior Years and Unvested as of end of CFY	$200,060	$47,960	$436,012	$118,462	$(685,382)	$(141,837)	$(1,154,548)	$(334,147)	$866,847	$141,439
(+) Option Awards Granted in Prior Years and Unvested as of end of CFY	$0	$0	$0	$0	$221,475	$51,955	$(2,806,312)	$(751,583)	$2,471,764	$639,508
(+) Stock Awards Granted in Prior Years and Vested during CFY	$42,648	$15,803	$69,646	$21,558	$24,358	$3,704	$(500,682)	$(67,164)	$(1,475)	$173,892
(+) Option Awards Granted in Prior Years and Vested during CFY	$0	$0	$42,009	$12,942	$402,738	$78,469	$(346,414)	$(93,194)	$(56,163)	$(14,531)
= Compensation Actually Paid	$8,031,122	$1,671,652	$6,219,391	$2,057,545	$5,062,657	$1,736,423	$(1,589,146)	$153,723	$10,064,576	$3,589,953

Non-PEO NEO Average Total Compensation Amount	$ 1,618,152	1,829,348	1,480,871	1,722,672	2,132,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,671,652	2,057,545	1,736,423	153,723	3,589,953
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table reflects the adjustments made to the Summary Compensation Table to determine Compensation Actually Paid.

	2025		2024		2023		2022		2021
Adjustments	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs	CEO	Average non- CEO NEOs
Summary Compensation Table Total	$7,865,929	$1,618,152	$5,426,566	$1,829,348	$4,162,926	$1,480,871	$3,940,313	$1,722,672	$5,147,655	$2,132,088
(-) Grant Date Fair Value of Stock Awards Granted in FY	$4,399,910	$582,530	$2,489,672	$764,037	$2,144,190	$602,729	$2,144,198	$786,920	$1,583,464	$533,345
(-) Grant Date Fair Value of Option Awards Granted in FY	$0	$0	$0	$0	$0	$0	$0	$58,070	$406,440	$120,859
(+) Stock Awards Granted in CFY and Unvested as of end of CFY	$4,322,395	$572,268	$2,734,830	$839,272	$3,080,733	$865,990	$1,422,695	$522,129	$2,371,330	$798,715
(+) Option Awards Granted in CFY and Unvested as of end of CFY	$0	$0	$0	$0	$0	$0	$0	$0	$1,254,522	$373,045
(+) Stock Awards Granted in Prior Years and Unvested as of end of CFY	$200,060	$47,960	$436,012	$118,462	$(685,382)	$(141,837)	$(1,154,548)	$(334,147)	$866,847	$141,439
(+) Option Awards Granted in Prior Years and Unvested as of end of CFY	$0	$0	$0	$0	$221,475	$51,955	$(2,806,312)	$(751,583)	$2,471,764	$639,508
(+) Stock Awards Granted in Prior Years and Vested during CFY	$42,648	$15,803	$69,646	$21,558	$24,358	$3,704	$(500,682)	$(67,164)	$(1,475)	$173,892
(+) Option Awards Granted in Prior Years and Vested during CFY	$0	$0	$42,009	$12,942	$402,738	$78,469	$(346,414)	$(93,194)	$(56,163)	$(14,531)
= Compensation Actually Paid	$8,031,122	$1,671,652	$6,219,391	$2,057,545	$5,062,657	$1,736,423	$(1,589,146)	$153,723	$10,064,576	$3,589,953

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table provides a list of the most important performance measures used to link compensation actually paid to Company performance.
Company-selected performance measures
Pre-Tax Margin
Company Total Revenue
Title Segment Operating Revenue
Title Market Share
Diluted EPS
Employee Engagement

Total Shareholder Return Amount	$ 169.53	158.15	133.76	93.33	168.55
Peer Group Total Shareholder Return Amount	239.15	210.19	168.08	122.02	128.4
Net Income (Loss)	$ 155,500,000	$ 73,300,000	$ 30,400,000	$ 162,300,000	$ 323,200,000
Company Selected Measure Amount	0.057	460	0.027	0.076	0.131
PEO Name	Mr. Eppinger
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Company Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Title Segment Operating Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Title Market Share
Measure:: 5
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 6
Pay vs Performance Disclosure
Name	Employee Engagement
PEO | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,399,910)	$ (2,489,672)	$ (2,144,190)	$ (2,144,198)	$ (1,583,464)
PEO | Grant Date Fair Value of Option Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(406,440)
PEO | Stock Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,322,395	2,734,830	3,080,733	1,422,695	2,371,330
PEO | Option Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	1,254,522
PEO | Stock Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,060	436,012	(685,382)	(1,154,548)	866,847
PEO | Option Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	221,475	(2,806,312)	2,471,764
PEO | Stock Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,648	69,646	24,358	(500,682)	(1,475)
PEO | Option Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	42,009	402,738	(346,414)	(56,163)
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,530)	(764,037)	(602,729)	(786,920)	(533,345)
Non-PEO NEO | Grant Date Fair Value of Option Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(58,070)	(120,859)
Non-PEO NEO | Stock Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	572,268	839,272	865,990	522,129	798,715
Non-PEO NEO | Option Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	373,045
Non-PEO NEO | Stock Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,960	118,462	(141,837)	(334,147)	141,439
Non-PEO NEO | Option Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	51,955	(751,583)	639,508
Non-PEO NEO | Stock Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,803	21,558	3,704	(67,164)	173,892
Non-PEO NEO | Option Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 12,942	$ 78,469	$ (93,194)	$ (14,531)